Segment Reporting	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING [Abstract]
Segment Reporting
21.	SEGMENT REPORTING
The Company has three reportable segments,
namely e-commerce, digital financial services and digital entertainment. The CODM, comprising the Company’s senior management team, reviews the performance of each segment based on revenue and certain key operating metrics of the operations and uses these results for the purposes of allocating resources to and evaluating the
financial performance of each segment. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.
Description of Reportable Segments
E-commerce
– Shopee’s platform is a mobile-centric, social-focused marketplace. It provides users with a convenient, safe, and trusted shopping environment with integrated payment, logistics infrastructure and comprehensive seller services. Products from manufacturers and third parties are also purchased and sold directly to buyers on the Shopee platform.
Digital financial services
– SeaMoney provides a variety of payment services and loans to individuals and businesses. It is an important payment infrastructure supporting the Company’s digital entertainment and e-commerce businesses. In addition, SeaMoney also integrates with third-party merchant partners and covers a broad set of consumption use cases. Revenue from the Company’s digital financial services segment primarily consists of interest earned from Consumer and SME loans provided to both Shopee buyers and sellers.
Digital entertainment
– Garena offers mobile and PC online games and develops mobile games for the global market. Garena also promotes eSports.
A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other services”.

Information about segments for the years ended December 31, 2022, 2023 and 2024 presented were as follows:

	$		$		$		$		$
	Year ended December 31, 2022
	E-Commerce $		Digital Financial Services $		Digital Entertainment $		Other Services (1) $		Total $

Revenue		7,288,677		1,221,996		3,877,163		61,869		12,449,705
Less (2)
Cost of revenue		(5,871,475)		(254,058)		(1,077,017)		–
Sales and marketing expenses		(2,328,636)		(508,089)		(268,061)		–
Provision for credit losses		–		(494,622)		–		–
Other operating expenses (3)		(1,101,926)		(242,491)		(560,669)		(314,031)

Operating segment (loss) income		(2,013,360)		(277,264)		1,971,416		(252,162)		(571,370)
Unallocated expenses (4)										(916,138)

Operating loss										(1,487,508)
Non-operating loss, net										(13,025)
Income tax expense										(168,395)
Share of results of equity investees										11,156

Net loss										(1,657,772)

	$		$		$		$		$
	Year ended December 31, 2023
	E-Commerce $		Digital Financial Services $		Digital Entertainment $		Other Services (1) $		Total $

Revenue		9,000,848		1,759,422		2,172,009		131,281		13,063,560
Less (2)
Cost of revenue		(6,194,900)		(279,745)		(672,481)		–
Sales and marketing expenses		(2,510,693)		(116,445)		(104,721)		–
Provision for credit losses		–		(630,300)		–		–
Other operating expenses (3)		(845,725)		(242,723)		(216,936)		(188,009)

Operating segment (loss) income		(550,470)		490,209		1,177,871		(56,728)		1,060,882
Unallocated expenses (4)										(836,104)

Operating income										224,778
Non-operating income, net										207,616
Income tax expense										(262,680)
Share of results of equity investees										(7,032)

Net income										162,682

	$		$		$		$		$
	Year ended December 31, 2024
	E-Commerce $		Digital Financial Services $		Digital Entertainment $		Other Services (1) $		Total $

Revenue		12,415,231		2,367,739		1,910,589		126,307		16,819,866
Less (2)
Cost of revenue		(8,611,530)		(348,424)		(610,586)		–
Sales and marketing expenses		(2,966,084)		(298,386)		(117,556)		–
Provision for credit losses		–		(771,407)		–		–
Other operating expenses (3)		(977,048)		(292,020)		(203,626)		(170,210)

Operating segment (loss) income		(139,431)		657,502		978,821		(43,903)		1,452,989
Unallocated expenses (4)										(790,837)

Operating income										662,152
Non-operating income, net										116,631
Income tax expense										(321,168)
Share of results of equity investees										(9,788)

Net income										447,827

(1)	A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other Services”.
(2)	The significant expenses categories and amounts align with the segment-level information that is regularly provided to the CODM.
(3)
Other operating expenses for e-commerce and digital entertainment include general and administrative expenses, research and development expenses, provision for credit losses and other operating income. Other operating expenses for digital financial services include general and administrative expenses, research and development expenses and other operating income.

(4)
Unallocated expenses are mainly related to share-based compensation, impairment of goodwill of prior acquisitions that are not under the Company’s reportable segments, and general and corporate administrative costs such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segment results as they are not reviewed by the CODM as part of segment performance.

Revenue from external customers is classified based on the geographical locations where the services were provided.

	Year ended December 31,
	2022	2023	2024
	$	$	$
Revenue
Southeast Asia	8,321,249	9,179,527	11,774,003
Latin America	2,043,918	2,193,758	3,276,281
Rest of Asia	1,727,187	1,496,433	1,591,487
Rest of the world	357,351	193,842	178,095

Consolidated revenue	12,449,705	13,063,560	16,819,866

Long-lived assets consist of property and equipment, operating lease ROU assets and intangible assets.

	As of December 31,
	2023	2024
	$	$
Long-lived assets
Southeast Asia	1,699,461	1,653,804
Rest of Asia	258,078	225,954
Rest of the world	316,962	300,036

	2,274,501	2,179,794